SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Debt settlements
Settlement Date	Number of Shares	Value

January 13, 2016	613,850	$0.30
January 25, 2016	132,064	$0.25
February 29, 2016	736,453	$0.20
March 4, 2016	30,000	$0.20
April 18, 2016	265,110	$0.15
June 2, 2016	1,228,210	$0.20
November 16, 2016	468,750	$0.32
	3,474,437

Stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2015	3,437,420	$1.00
Granted	1,600,000	$0.20
Expired	(10,000)	$2.80
Cancelled	(379,280)	$2.19
Forfeited	(40,000)	$0.61
Outstanding, December 31, 2016	4,608,140	$0.64
Granted	4,080,000	$0.38
Expired	(312,930)	$2.08
Exercised	(126,870)	$0.40
Outstanding, December 31, 2017	8,248,340	$0.46
Granted	4,040,000	$0.31
Expired	(349,720)	$1.21
Cancelled	(1,815,120)	$0.45
Forfeited	(445,000)	$1.04
Exercised	(87,500)	$0.28
Outstanding, December 31, 2018	9,591,000	$0.34

Stock options outstanding

		Options Outstanding		Exercisable	Unvested
Exercise	Expiry	December 31,		December 31,	December 31,
Price	Date	2018	2017	2018	2018
$0.65	14-Nov-23	200,000	—	—	200,000
$0.33	17-Oct-23	940,000	—	—	940,000
$0.26	10-Oct-23	550,000	—	—	550,000
$0.22	23-Jul-23	400,000	—	50,000	350,000
$0.31	1-May-23	200,000	—	50,000	150,000
$0.28	6-Apr-23	1,225,000	—	306,250	918,750
$0.31	20-Feb-23	200,000	—	75,000	125,000
$0.48	6-Nov-22	—	50,000	—	—
$0.35	1-Sep-22	1,250,000	1,670,000	781,250	468,750
$0.33	12-Jun-22	1,225,000	1,450,000	918,750	306,250
$0.49	12-Jan-22	820,000	910,000	717,500	102,500
$0.2	2-Jun-21	1,420,000	1,557,500	1,420,000	—
$0.5	22-Jun-20	311,000	328,000	311,000	—
$0.5	7-Apr-20	535,000	820,620	535,000	—
$0.65	1-May-19	315,000	547,500	315,000	—
$1	3-Feb-19	—	50,000	—	—
$1.05	27-Jan-19	—	515,000	—	—
$1.2	16-Aug-18	—	324,720	—	—
$1.3	22-Jul-18	—	25,000	—	—
		9,591,000	8,248,340	5,479,750	4,111,250

Weighted average assumptions
	Year ended December 31,
	2018	2017	2016
Risk-free interest rate	1.77%	1.25%	1.20%
Expected life of options in years	4.4	4.4	4.9
Expected volatility	135.71%	133.55%	131.45%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%	12%	12%
Weighted average fair value of options granted during the year	$0.32	$0.32	$0.23

Share-based payments
	Year Ended December 31,
	2018	2017	2016
Consolidated Statement of Operations
Share based payments	553,430	599,117	197,889
	$553,430	$599,117	$197,889
Consolidated Statement of Financial Position
Chandgana Tal and power plant application	-	69,515	21,429
Gibellini exploration	87,186	-	-
Pulacayo exploration	117,871	158,464	46,934
	205,057	227,979	68,363
Total share-based payments	$758,487	$827,096	$266,252

Warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2015	4,365,040	$0.60
Issued	9,369,670	$0.40
Expired	(254,110)	$1.00
Outstanding, December 31, 2016	13,480,600	$0.47
Issued	12,453,680	$0.41
Exercised	(150,000)	$0.40
Expired	(26,250)	$0.70
Outstanding, December 31, 2017	25,758,030	$0.44
Issued	5,061,417	$0.40
Exercised	(3,445,420)	$0.39
Expired	(56,000)	$0.40
Outstanding, December 31, 2018	27,318,027	$0.44

Warrants outstanding
Exercise Price	Expiry Date	Number of Warrants
		At December 31, 2018	At December 31, 2017
$0.5	13-Jun-22	596,590	596,590
$0.5	12-Apr-22	1,032,500	1,032,500
$0.4	13-Jan-22	499,990	499,990
$0.44	29-Aug-21	1,013,670	1,013,670
$0.4	13-Aug-21	198,237	-
$0.4	6-Jul-21	3,863,180	-
$0.4	2-Jun-21	7,500,000	7,500,000
$0.3	23-Apr-21	100,000	-
$0.5	15-Feb-21	500,000	-
$0.4	25-Jan-21	650,000	650,000
$0.4	18-Dec-20	211,250	703,350
$0.7	13-Nov-20	625,000	625,000
$0.4	16-Oct-20	2,533,020	2,701,360
$0.7	30-Sep-20	1,112,000	1,112,000
$0.4	20-Sep-20	4,534,920	6,919,900
$0.6	24-Jun-20	1,147,670	1,147,680
$0.5	22-May-20	1,200,000	1,200,000
$0.4	January 25,2018	-	56,000
		27,318,027	25,758,030